Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - Private Placement [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, December 31, 2020	$ 23,180,000
Recognized income on change in fair value	(9,025,000)
Fair value, June 30, 2021	$ 14,155,000